Intangible assets (Tables)	12 Months Ended
Jun. 30, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

Intangible assets consist of the following:

	June 30,
	2013	2012
Patents approved	$2,665,436	$2,209,286
Patents pending	1,919,360	1,912,526
	4,584,796	4,121,812
Accumulated amortization	(1,018,299)	(727,820)
	$3,566,497	$3,393,992

Estimated Amortization Expense

Estimated amortization expense for the next five fiscal years is as follows:
Fiscal Year ended June 30,
2014	$300,000
2015	300,000
2016	300,000
2017	300,000
2018	300,000